Commitments and contingencies	12 Months Ended
Dec. 31, 2022
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Commitments and contingencies
24.	Commitments and contingencies
Contractual obligations for 2022 consist of the following:

	Payments due by year
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Lease liabilities	3,613	5,045	3,872	6,036	18,566
Other lease obligation s	637	1,424	1,521	1,420	5,002

Total	4,250	6,469	5,392	7,456	25,568

Contractual obligations for 2021 consist of the following:

	Payments due by year
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Lease liabilities	2,913	4,477	2,007	932	10,329
Other lease obligations	66	1,258	1,362	2,040	4,726
Contract research organization agreements	1,681	—	—	—	1,681

Total	4,659	5,735	3,370	2,972	16,735

Other lease obligations comprise of obligations for leases classified as short-term and low value as well as obligations for leases signed but not yet started.
The warrants will expire five years after the completion of the ARYA Merger or earlier upon redemption or liquidation in accordance with their terms.
As of December 31, 2022, and 2021 the Group is potentially liable to pay €1.6 million to a third-party upon successfully completing the milestone of the first clinical lead selection in connection with Immatics collaboration agreements. The Group does not recognize a liability for these contingent payments due to the scientific uncertainty of achieving the related milestones.